Income Taxes - Reconciliation of the statutory federal income tax expense (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Effective Tax Rate
Income tax expense at the federal statutory rate	21.00%	21.00%
State income taxes - net of federal income tax benefits	(5.97%)	2.96%
Permanent Differences	0.25%	1.08%
Permanent Differences - Related to Convertible Debt	0.31%	(5.04%)
Permanent Differences - Fair Value Adjustments	(56.44%)	0.00%
Prior year provision to return	(0.03%)	(0.03%)
Net change in valuation allowance	40.73%	(20.81%)
Other	0.01%	0.00%
Total income tax expense (benefit)	(0.14%)	(0.84%)